Cover	Dec. 23, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 23, 2022
Current Fiscal Year End Date	--12-31
Entity File Number	1-13906
Entity Registrant Name	FG GROUP HOLDINGS INC.
Entity Central Index Key	0000946454
Entity Tax Identification Number	47-0587703
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	5960 Fairview Road
Entity Address, Address Line Two	Suite 275
Entity Address, City or Town	Charlotte
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28210
City Area Code	(704)
Local Phone Number	994-8279
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	FGH
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Ballantyne Strong, Inc.